Income tax - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Net [Abstract]
Advances from customers	¥ 11,747	¥ 10,020
Accrued payroll and expenses	1,705	8,613
Allowances of credit losses	7,116	10,835
Allowances of impaired assets	1,988	1,804
Net operating loss carryforwards	202,061	210,359
Advertising expenses in excess of deduction limit	2,827	4,519
Amortization of intangible assets	1,737	3,197
Total deferred tax assets	229,181	249,347
Less: Valuation allowance	(229,181)	(249,347)	¥ (115,143)	¥ (45,618)
Deferred Tax Liabilities, Net [Abstract]
Intangible assets acquired from business combinations	4,549	5,146
Deferred Tax Liabilities, Net	¥ 4,549	¥ 5,146